Description of business and basis of preparation of the consolidated financial statements - Intra group transactions (Details) € in Millions	Dec. 31, 2020 EUR (€)
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 348
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	573
Adjustments for Early Adoption Of Amendments To IFRS 9, IFRS7 and IAS 39, Interest Rate Benchmark Reform [Member] | Perpetual bonds redeemable for shares [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 633